SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	May 01, 2024	Mar. 01, 2022	Dec. 08, 2021	Nov. 12, 2021	Nov. 08, 2021	Sep. 21, 2021	Sep. 01, 2021	Feb. 10, 2021	Aug. 31, 2019	Dec. 31, 2020	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 02, 2025	Jun. 01, 2025
Subsidiary, Sale of Stock [Line Items]
Capital stock authorized											55,000,000						55,000,000		11,333,333
Common stock, shares authorized	6,333,333										50,000,000						50,000,000		50,000,000	6,333,333				50,000,000	6,333,333
Common stock, par value											$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares authorized											5,000,000						5,000,000
Preferred stock, par value											$ 0.0001						$ 0.0001
Reverse stock split	1-for-15 reverse stock split of the issued and outstanding shares of the Company’s common stock.					1 for 2.5		750 for 1											1 for 2.5
Voting shares																	one vote		one
Common stock, shares issued							54,330				6,105,525						6,105,525		3,718,030
Common stock, shares outstanding											6,105,525						6,105,525		3,718,030	2,217,491
Shares issued for private placement, shares					192,593
Shares issued for services, value																$ 330,000			$ 330,000	$ 1,985,759
Shares issued for private placement, value												$ 300,000			$ 200,000				200,000
Settlement subsidiary, value															$ 75,002				$ 75,002	$ 62,500
Number of shares issued additional																			0	196,078
Number of shares issued additional, value													$ 1,879,756						$ 0	$ 200,000
Warrants exercised										56											243,299		56
Shares fully exercised																							1,400
Volatility rate			130.00%
Weighted average expected life (years)			10 years
Exercise price per share			$ 97.35
Fair value of vested option (in Dollars)											$ 0			$ 0			$ 0	$ 0	0	0
Dividend rate			0.00%
Risk-free rate			1.52%
Public offering price per shares					$ 135.00
Costs and Expenses																			$ 2,677,846
Stock Option, exercise price, increase																	$ 97.35		$ 97.35
Shares issued upon the exercise options, value																				1,226,793
Share price			$ 6.49
Stock compensation expense																			$ 0	$ 645,750
Measurement Input, Option Volatility [Member]
Subsidiary, Sale of Stock [Line Items]
Volatility rate																	25.00%		25.00%
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised									1,400	838											126		838
Purchase of warrants									1,400
Fair Value Adjustment of Warrants									$ 17,500
Exercise price, per share									$ 0.0015
Shares fully exercised																					5,307	21
Warrants exercised										56											243,299
Warrant One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised										838
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																			6,333,333
Common stock, par value																			$ 0.0001
Reverse stock split						1 for 2.5 reverse stock split of the issued and outstanding shares of the Company’s common stock.		750 for 1 forward stock split of the issued and outstanding shares of the Company’s common stock.											750 for 1
Common stock, shares issued							54,330												3,718,030	2,217,491
Common stock, shares outstanding																			3,718,030	2,217,491
Shares issued for private placement, shares												300,000			300,000				300,000
Converted into shares																	1,800,000	0
Common stock value																	$ 2,700,000	$ 0
Shares issued for services, shares																133,333			133,333	213,072
Shares issued for services, value																$ 13			$ 13	$ 21
Shares issued for private placement, value												$ 30			$ 30				$ 30
Settlement shares															24,631				24,631	11,854
Settlement subsidiary, value															$ 2				$ 2	$ 1
Number of shares issued additional													1,250,000
Number of shares issued additional, value													$ 125
Warrants exercised																					9,630
Vesting shares		10,866					43,464
Shares issued upon the exercise options, shares																				52,229
Shares issued upon the exercise options, value																				$ 5
Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized																			5,000,000
Preferred stock, par value																			$ 0.0001
Shares issued for services, value
Shares issued for private placement, value
Settlement subsidiary, value
Number of shares issued additional, value
Shares issued upon the exercise options, value
Consulting Services [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services, shares																	0	133,333	133,333	213,072
Shares issued for services, value																	$ 0	$ 330,000	$ 330,000	$ 1,985,759
Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services, shares											794,464			144,993			837,495	202,754
Compensation value											$ 980,289			$ 278,533			$ 1,044,789	$ 407,233
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for private placement, shares																	0	300,000
Shares issued for private placement, value											0			0			$ 0	$ 200,000
Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for private placement, shares																			300,000	0
Shares issued for private placement, value																			$ 250,000	$ 0
Acquisition [Member]
Subsidiary, Sale of Stock [Line Items]
Settlement shares																	0	24,631
Settlement subsidiary, value											$ 0			$ 0			$ 0	$ 75,002
Acquisition [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Settlement shares																			24,631	11,854
Settlement subsidiary, value																			$ 75,002	$ 62,500
Underwriters [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for private placement, shares											562,500			0			562,500	0
Number of shares issued additional											562,500			562,500			562,500	562,500
Number of shares issued additional, value											$ 2,060,000			$ 0			$ 2,060,000	$ 0
Board of Directors Chairman [Member]
Subsidiary, Sale of Stock [Line Items]
Weighted average expected life (years)			10 years
Stock option to purchase			129,685
Exercise price per share			$ 97.35
Employee [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services, shares																			275,095	101,480
Shares issued for services, value																			$ 474,733	$ 756,840
Staff [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued upon the exercise options, shares																			0	52,229
Stock Option, exercise price, increase																				$ 23.70
Shares issued upon the exercise options, value																			$ 0	$ 1,226,793
Firm Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for private placement, shares				236,111
Shares issued for private placement, value																			$ 26,000,001
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																	888,889		888,889
Common stock value																	$ 8,000,000		$ 8,000,000
Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																	764,400		764,400
Common stock value																	$ 3,412,503		$ 3,412,503
Series B-1 Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																	48,000
Common stock value																	$ 466,720
Series C Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																	465,600		465,600
Common stock value																	$ 8,353,373		$ 8,353,373
Series C-1 Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																	4,195,200
Common stock value																	$ 5,536,832
Exercise price, per share										$ 6,300													$ 6,300
Series C Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																			4,195,200		0	77,200
Common stock value																			$ 5,536,832		$ 0	$ 10,433,580
Warrants exercised										838													838
Warrants exercised										56
Series C Preferred Stock [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price, per share										$ 6,300													$ 6,300
Warrant One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised										838
Series B1 Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																			48,000
Common stock value																			$ 466,720
Series C-1 Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized											30,000						30,000		30,000
Preferred stock, par value											$ 420						$ 420		$ 420
Warrants exercised										56													56
Option Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for private placement, shares					236,111
Shares issued for private placement, value																			$ 2,124,999
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Other Expenses											$ 13,144,319			$ 0			$ 13,144,319	$ 0
Share price					$ 9.00
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for private placement, shares											3,750,000			0			3,750,000	0
Offering price														$ 4.00				$ 4.00
IPO [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																	59,259		59,259
Common stock value																	$ 8,000,000		$ 8,000,000
IPO [Member] | Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																	50,960		50,960
Common stock value																	$ 3,412,503		$ 3,412,503
IPO [Member] | Series B-1 Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																	3,200
Common stock value																	$ 466,720
IPO [Member] | Series C Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																	31,040		31,040
Common stock value																	$ 8,353,373		$ 8,353,373
IPO [Member] | Series C-1 Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																	279,680
Common stock value																	$ 5,536,832
IPO [Member] | Series C Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																			279,680
Common stock value																			$ 5,536,832
IPO [Member] | Series B1 Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted into shares																			3,200
Common stock value																			$ 466,720
At The Market Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for private placement, shares																	1,250,000	0
Shares issued for private placement, value																	$ 1,879,756	$ 0
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for private placement, shares					192,593
Offering price					$ 135.00
Offering cost																	2,677,846
Underwriting Agreement [Member] | Firm Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from sale																	26,000,001
Underwriting Agreement [Member] | Option Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from sale																	$ 2,124,999
Underwriting Agreement [Member] | Option Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for private placement, shares				236,111	236,111